Fair Value Measurements (Details) - Schedule of Assets And Liabilities Carried At Fair Value On A Recurring Basis - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 2 [Member] | Assets [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments		$ 7	$ 159
Foreign exchange forward contracts designated as hedging instruments		376	3
Fair Value, Inputs, Level 2 [Member] | Liabilities [Member]
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments		(87)	(38)
Foreign exchange forward contracts designated as hedging instruments		(2,540)	(1,640)
Convertible notes
Contingent consideration	[1]
Total		(2,244)	(1,516)
Fair Value, Inputs, Level 3 [Member] | Assets [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Fair Value, Inputs, Level 3 [Member] | Liabilities [Member]
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Convertible notes		5,423	1,894
Contingent consideration	[1]	41,171	38,341
Total		$ 46,594	$ 40,235

[1]	Includes $15.0 million and $14.6 million under accrued expenses and other current liabilities in the Company's consolidated balance sheets as of June 30, 2023 and December 31, 2022, respectively.